Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) (INR)	1 Months Ended		12 Months Ended
	Jan. 18, 2012	Jul. 06, 2011	Mar. 31, 2012 Employees Stock Option Scheme	Mar. 31, 2011 Employees Stock Option Scheme	Mar. 31, 2010 Employees Stock Option Scheme
Options
Options outstanding, beginning of period			85,924,615	92,347,270	90,977,575
Granted	35,359,500	243,750	35,603,250	32,967,500	36,341,250
Exercised			(20,559,850)	(37,412,060)	(30,794,715)
Forfeited			(879,000)	(1,492,250)	(1,748,025)
Lapsed			(216,275)	(485,845)	(2,428,815)
Options outstanding, end of period			99,872,740	85,924,615	92,347,270
Options exercisable, end of period			56,415,090	53,132,115	53,639,770
Weighted Average Exercise Price
Options outstanding, beginning of period			325.27	241.54	195.51
Granted			468.67	440.16	302.41
Exercised			257.91	221.36	180.54
Forfeited			439.76	328.39	254.94
Lapsed			199.60	198.05	191.97
Options outstanding, end of period			389.52	325.27	241.54
Options exercisable, end of period			332.53	254.36	202.11
Weighted average fair value of options granted during the year			163.43	140.74	117.24